RELATED PARTY TRANSACTIONS - MATERIAL TRANSACTIONS WITH CSRG AND OTHER RAILWAY COMPANIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	[1]	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Services received and purchases made
Payment of short term leases	¥ 1,688,137,000			¥ 846,606,000
Passenger trains and freight trains [member]
Services received and purchases made
Payment of short term leases	1,286,566,000			554,003,000	¥ 436,323,000
Transportation related services [member]
Services received and purchases made
Provision of repair and maintenance services by related parties (iv)	1,189,762,000	$ 186,700		1,147,603,000	1,073,731,000
Transportation related services [member] | CSRG Group [member]
Provision of services and sales of goods
Provision of train transportation services to related parties (i)	138,219,000			57,349,000	69,958,000
Revenues from railway operation service provided to related parties (iii)	2,232,346,000			2,214,460,000	2,392,333,000
Revenue from rendering of services	4,645,697,000			4,377,015,000	4,941,306,000
Services received and purchases made
Provision of train transportation services by related parties (i)	58,121,000			18,872,000	37,408,000
Cost from services received and purchase made	1,827,291,000			1,525,413,000	2,145,173,000
Transportation related services [member] | CSRG Group [member] | CSRG [member]
Provision of services and sales of goods
Revenues for services provided to related parties (ii)	2,275,132,000			2,105,206,000	2,479,015,000
Services received and purchases made
Cost for services provided by related parties (ii)(vi)	1,769,170,000			1,506,541,000	2,107,765,000
Other businesses [member] | CSRG Group [member]
Provision of services and sales of goods
Provision of repairing services for cargo trucks to related parties (ii)	470,143,000			436,955,000	370,990,000
Sales of materials and supplies to related parties (iv)	0			0	8,330,000
Provision of apartment leasing services to related parties (iv)	2,064,000			456,000	574,000
Others	607,000			887,000	0
Revenue from rendering of services	472,814,000			438,298,000	379,894,000
Services received and purchases made
Provision of repair and maintenance services by related parties (iv)	28,185,000			28,928,000	29,066,000
Purchase of materials and supplies from related parties (iv)	3,203,000			12,362,000	23,968,000
Provision of construction services by related parties (v)	0			2,662,000	23,636,000
Cost from services received and purchase made	¥ 31,388,000			¥ 43,952,000	¥ 76,670,000

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021or on any other date.